Income Taxes (Tables)	12 Months Ended
Apr. 30, 2013
Income Tax Disclosure [Abstract]
Income (loss) before income taxes

	Year Ended April 30,
	2013	2012	2011
Domestic	$791.9	$706.4	$729.7
Foreign	25.4	(5.2)	(12.5)

Income before income taxes	$817.3	$701.2	$717.2

Components of the provision for income taxes

	Year Ended April 30,
	2013	2012	2011
Current:
Federal	$262.1	$228.2	$271.4
Foreign	6.1	6.8	4.6
State and local	20.5	23.7	21.5
Deferred:
Federal	(15.6)	(10.2)	(51.0)
Foreign	0.9	(6.9)	(7.3)
State and local	(0.9)	(0.1)	(1.5)

Total income tax expense	$273.1	$241.5	$237.7

Reconciliation of the statutory federal income tax rate and the effective income tax rate

	Year Ended April 30,
Percent of Pretax Income	2013	2012	2011
Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal income tax benefit	1.8	2.3	2.2
Domestic manufacturing deduction	(3.1)	(3.1)	(3.8)
Other items – net	(0.3)	0.2	(0.3)

Effective income tax rate	33.4%	34.4%	33.1%

Income taxes paid	$279.2	$257.8	$366.0

Deferred tax assets and liabilities

	April 30,
	2013	2012
Deferred tax liabilities:
Intangible assets	$1,019.6	$1,021.9
Property, plant, and equipment	94.4	102.6
Other	9.4	8.1

Total deferred tax liabilities	$1,123.4	$1,132.6

Deferred tax assets:
Post-employment and other employee benefits	$116.3	$107.5
Tax credit and loss carryforwards	1.5	2.5
Intangible assets	5.4	3.4
Other	37.7	40.7

Total deferred tax assets	$160.9	$154.1

Net deferred tax liability	$962.5	$978.5

State and foreign loss and credit carryforwards

	Related Tax Deduction	Deferred Tax Asset	Expiration Date
Tax carryforwards:
State loss carryforwards	$1.0	$0.1	2014 to 2030
State tax credit carryforwards	—	1.3	2019
Foreign jurisdictional tax credit carryforwards	—	0.1	2015

Total tax carryforwards	$1.0	$1.5

Reconciliation of unrecognized tax benefits

	2013	2012
Balance at May 1,	$24.0	$20.3
Increases:
Current year tax positions	4.8	3.6
Prior year tax positions	2.5	2.1
Foreign currency translation	—	0.2
Decreases:
Prior year tax positions	0.2	—
Settlement with tax authorities	1.0	0.3
Expiration of statute of limitations periods	0.4	1.9

Balance at April 30,	$29.7	$24.0